Pay vs Performance Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay Vs Performance Disclosure
Income tax benefit from reduction of deferred tax asset valuation allowance		$ 14,170,891	$ 6,473,532
Income tax provision for state valuation allowance	$ 404,224